Revenue from Contracts with Customers - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Contract liabilities, revenues recognized	¥ 206,913,137	$ 31,710,826	¥ 212,226,297	$ 30,484,400
Deferred revenues, expected to be recognized as revenues	583,216,366		642,732,520		$ 89,381,818
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	280,478,697		295,443,732		42,985,241
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	215,009,108		257,351,279		32,951,587
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	39,591,471		31,861,805		6,067,658
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenues, expected to be recognized as revenues	¥ 48,137,090		¥ 58,075,704		$ 7,377,332